PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.7%
Communication Services : 10.2%
523,825
Alphabet, Inc. - Class A
$ 150,631,117
6.3
124,041  Meta Platforms, Inc.
- Class A
70,967,578
2.9
261,098
Walt Disney Co.
25,164,625
1.0
246,763,320
10.2
Consumer Discretionary : 9.3%
531,370
(1)
Amazon.com, Inc.
110,668,430
4.6
136,859
(1)
Brinker International,
Inc.
19,539,359
0.8
116,969
Lowe's Cos., Inc.
27,637,435
1.2
164,773
TJX Cos., Inc.
26,314,248
1.1
212,759
Williams-Sonoma, Inc.
38,792,349
1.6
222,951,821
9.3
Consumer Staples : 6.6%
599,653
Coca-Cola Co.
45,603,610
1.9
173,461
(1)
Dollar Tree, Inc.
18,995,714
0.8
286,420
PepsiCo, Inc.
44,478,162
1.8
345,736
Procter & Gamble Co.
49,938,108
2.1
159,015,594
6.6
Energy : 4.8%
248,951
Chevron Corp.
51,507,962
2.1
482,556
Devon Energy Corp.
24,282,218
1.0
102,748  Diamondback Energy,
Inc.
20,322,527
0.9
385,285
Schlumberger NV
19,799,796
0.8
115,912,503
4.8
Financials : 12.0%
297,788  American International
Group, Inc.
22,408,547
0.9
143,662
Assurant, Inc.
31,291,020
1.3
281,015  JPMorgan Chase &
Co.
82,663,372
3.4
162,827  PNC Financial
Services Group, Inc.
33,882,671
1.4
230,577
State Street Corp.
29,181,825
1.2
324,481
Synchrony Financial
22,071,198
0.9
94,516
Travelers Cos., Inc.
27,568,427
1.2
131,689
Visa, Inc. - Class A
39,801,683
1.7
288,868,743
12.0
Health Care : 9.6%
151,215
AstraZeneca PLC
29,822,622
1.2
133,172
Danaher Corp.
25,249,411
1.0
32,695
McKesson Corp.
28,292,945
1.2
1,381,474
Pfizer, Inc.
38,791,790
1.6
37,674  Regeneron
Pharmaceuticals, Inc.
29,108,439
1.2
59,463  Thermo Fisher
Scientific, Inc.
29,227,849
1.2
68,642
(1)
Vertex
Pharmaceuticals, Inc.
30,651,399
1.3
68,631
(1)
Waters Corp.
20,438,312
0.9
231,582,767
9.6
Industrials : 8.8%
157,426
(1)
Boeing Co.
31,332,497
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
49,058
Cummins, Inc.
$ 26,394,185
1.1
60,442
(1)
Dycom Industries, Inc.
20,478,959
0.9
836,051
(1)
Gates Industrial Corp.
PLC
18,903,113
0.8
631,531
Leonardo DRS, Inc.
28,115,760
1.2
30,214
Parker-Hannifin Corp.
27,048,781
1.1
180,716  Raytheon Technologies
Corp.
34,860,116
1.4
69,802
(1)
Saia, Inc.
24,520,047
1.0
211,653,458
8.8
Information Technology : 30.2%
837,954
Apple, Inc.
212,664,346
8.8
357,251
Broadcom, Inc.
110,572,757
4.6
763,528
Cisco Systems, Inc.
59,242,138
2.5
252,797  International Business
Machines Corp.
61,275,465
2.5
106,188  Micron Technology,
Inc.
35,874,554
1.5
137,865
Microsoft Corp.
51,033,487
2.1
516,317
NVIDIA Corp.
90,045,685
3.7
43,489
(1)
Sandisk Corp.
27,630,301
1.1
265,888
(1)
ServiceNow, Inc.
27,798,590
1.2
156,890  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
53,020,975
2.2
729,158,298
30.2
Materials : 3.1%
460,195
Amcor PLC
18,292,751
0.8
536,460  Freeport-McMoRan,
Inc.
31,533,119
1.3
146,543
Nucor Corp.
24,780,421
1.0
74,606,291
3.1
Real Estate : 2.7%
243,322  Extra Space Storage,
Inc.
31,906,814
1.3
168,741
Welltower, Inc.
33,361,783
1.4
65,268,597
2.7
Utilities : 2.4%
292,483
Duke Energy Corp.
38,297,724
1.6
10,000,000
(2)(3)
Southern Energy
—
0.0
133,463
Vistra Corp.
20,063,493
0.8
58,361,217
2.4
Total Common Stock
(Cost $2,036,512,683)
2,404,142,609
99.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
Mutual Funds : 0.4%
9,997,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $9,997,000) $ 9,997,000 0.4
Total Short-Term
Investments
(Cost $9,997,000)
$ 9,997,000
0.4
Total Investments in
Securities
(Cost $2,046,509,683) $ 2,414,139,609 100.1
Liabilities in Excess
of Other Assets (2,046,450) (0.1)
Net Assets $ 2,412,093,159 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 246,763,320 $ — $ — $ 246,763,320
Consumer Discretionary 222,951,821 — — 222,951,821
Consumer Staples 159,015,594 — — 159,015,594
Energy 115,912,503 — — 115,912,503
Financials 288,868,743 — — 288,868,743
Health Care 231,582,767 — — 231,582,767
Industrials 211,653,458 — — 211,653,458
Information Technology 729,158,298 — — 729,158,298
Materials 74,606,291 — — 74,606,291
Real Estate 65,268,597 — — 65,268,597
Utilities 58,361,217 — — 58,361,217
Total Common Stock 2,404,142,609 — — 2,404,142,609
Short-Term Investments 9,997,000 — — 9,997,000
Total Investments, at fair value $ 2,414,139,609 $ — $ — $ 2,414,139,609
At March 31, 2026, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 436,555,437
Gross Unrealized Depreciation (68,925,511)
Net Unrealized Appreciation $ 367,629,926